Trade Receivables - Net (Details) - Schedule of age of net receivables that are past due - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Age of Net Receivables that are Past Due [Abstract]
Total	$ 1,859,968	$ 511,524
30 - 60 days [Member]
Schedule of Age of Net Receivables that are Past Due [Abstract]
Total	149,250	355,633
61 - 90 days [Member]
Schedule of Age of Net Receivables that are Past Due [Abstract]
Total	709,781	62,387
91 + days [Member]
Schedule of Age of Net Receivables that are Past Due [Abstract]
Total	$ 1,000,937	$ 93,504